Cover	Mar. 30, 2022
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Mar. 30, 2022
Entity File Number	000-55191
Entity Registrant Name	BRAZIL MINERALS, INC.
Entity Central Index Key	0001540684
Entity Tax Identification Number	39-2078861
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	Rua Bahia, 2463 - Suite 205
Entity Address, City or Town	Belo Horizonte, Minas Gerais
Entity Address, Country	BR
Entity Address, Postal Zip Code	30.160-012
City Area Code	(833)
Local Phone Number	661-7900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Information, Former Legal or Registered Name	Not applicable